INTANGIBLE ASSETS NET (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 19, 2018
Goodwill and intangible assets, gross		$ 8,029,358	$ 856,994
Subtotal	$ 7,697,064	7,634,486	657,217
Goodwill	49,697	49,697	49,697	$ 49,697
Total	7,746,761	7,684,183	706,914
Customer Base [Member]
Goodwill and intangible assets, gross	602,204	602,204	176,793
Less: Accumulated Amortization	(157,333)	(110,161)	(71,210)
Trade name / mark [Member]
Goodwill and intangible assets, gross	390,188	392,197	36,997
Less: Accumulated Amortization	(36,997)	(36,997)	(29,881)
License [Member]
Goodwill and intangible assets, gross	6,976,209	6,876,169	643,204
Less: Accumulated Amortization	(805,555)	(235,925)	(98,686)
Software [Member]
Goodwill and intangible assets, gross	795,867	158,788	0
Less: Accumulated Amortization	$ (67,520)	$ (11,789)	$ 0